                          SHORT-TERM INVESTMENTS TRUST

                              CASH ASSETS PORTFOLIO

                              (INSTITUTIONAL CLASS)

                     Supplement dated March 19, 2004 to the
           Statement of Additional Information dated November 24, 2003 as supplemented December 16, 2003, January 16, 2004 and March 3, 2004


The following replaces in its entirety the information appearing in the fifth paragraph under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES - BROKERAGE SELECTION":

         "AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Portfolio to their clients, or that act as agent in the purchase of the Portfolio's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts."

                          SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                     Supplement dated March 19, 2004 to the
           Statement of Additional Information dated November 24, 2003 as supplemented December 16, 2003, January 16, 2004 and March 3, 2004


The following replaces in its entirety the information appearing in the fifth paragraph under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES - BROKERAGE SELECTION":

         "AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Portfolio to their clients, or that act as agent in the purchase of the Portfolio's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts."

                          SHORT-TERM INVESTMENTS TRUST

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                     Supplement dated March 19, 2004 to the
           Statement of Additional Information dated November 24, 2003 as supplemented December 16, 2003, January 16, 2004 and March 3, 2004


The following replaces in its entirety the information appearing in the fifth paragraph under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES - BROKERAGE SELECTION":

         "AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Portfolio to their clients, or that act as agent in the purchase of the Portfolio's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts."

                          SHORT-TERM INVESTMENTS TRUST

                             LIQUID ASSETS PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                     Supplement dated March 19, 2004 to the
           Statement of Additional Information dated November 24, 2003 as supplemented December 16, 2003, January 16, 2004 and March 3, 2004


The following replaces in its entirety the information appearing in the fifth paragraph under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES - BROKERAGE SELECTION":

         "AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Portfolio to their clients, or that act as agent in the purchase of the Portfolio's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts."

                          SHORT-TERM INVESTMENTS TRUST

                              STIC PRIME PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                     Supplement dated March 19, 2004 to the
           Statement of Additional Information dated November 24, 2003 as supplemented December 16, 2003, January 16, 2004 and March 3, 2004


The following replaces in its entirety the information appearing in the fifth paragraph under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES - BROKERAGE SELECTION":

         "AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Portfolio to their clients, or that act as agent in the purchase of the Portfolio's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts."

                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                     Supplement dated March 19, 2004 to the
           Statement of Additional Information dated November 24, 2003 as supplemented December 16, 2003, January 16, 2004 and March 3, 2004


The following replaces in its entirety the information appearing in the fifth paragraph under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES - BROKERAGE SELECTION":

         "AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Portfolio to their clients, or that act as agent in the purchase of the Portfolio's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts."